Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	Aug. 26, 2020
C000220403
Account Value [Line Items]
Line Graph and Table Measure Name	Sterling Capital Focus Equity ETF
Account Value	$ 12,180	$ 10,496	$ 9,676	$ 8,416	$ 11,032	$ 10,000
Russell 1000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 18,396	15,641	11,708	10,687	11,400	10,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 17,747	$ 15,689	$ 12,297	$ 12,052	$ 12,513	$ 10,000